Assets Held for Sale (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Assets Held For Sale [Line Items]
Schedule of Assets Held for Sale
Assets held for sale included several small businesses and products that the Company intends to sell. The assets and liabilities classified as held for sale in the consolidated statement of financial position are as follows:

	June 30,	December 31,

	2022	2021
Trade and other receivables	35	14
Other financial assets	85	-
Prepaid expenses and other current assets	2	1
Property and equipment, net	3	4
Computer software, net	12	5
Goodwill	60	14
Other assets	10	10
Total assets held for sale	207	48
Payables, accruals and provisions	8	8
Deferred revenue	54	26
Other financial liabilities	86	2
Other liabilities	1	1
Total liabilities associated with assets held for sale	149	37